CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares par value	$ 0.0002	$ 0.0002
Ordinary shares authorized	5,000,000,000	5,000,000,000
Ordinary shares issued	35,550,004	30,000,004
Ordinary shares outstanding	35,550,004	30,000,004